SMITH BARNEY INVESTMENT TRUST

Supplement dated June 12, 1998
to the Prospectuses dated March 30, 1998

The following information supplements, and to the extent inconsistent therewith, replaces the information
contained in the Prospectuses.

Effective immediately, Class C shares will be renamed Class L shares.
 Effective June 15, 1998, Class L
shares will be sold at net asset value per share plus a maximum initial sales charge of 1.00%.

Class L Share Expenses:

The following expense table lists the costs and expenses an investor will incur either directly or
indirectly as a Class L shareholder of the Funds shown below, based on the maximum sales charge and maximum
CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, each Funds
operating expenses for its most recent fiscal year:


Intermediate Maturity
California Municipals
Intermediate Maturity
New York Municipals
Large Capitalization
Growth Fund
Shareholder Transaction Expenses



Maximum sales charge imposed
on purchases (as a percentage
of offering price)
1.00%
1.00%
1.00%
Maximum CDSC
(as a percentage of original cost
or
redemption proceeds, whichever is
lower)
1.00%
1.00%
1.00%
Annual Fund Operating Expenses
(as a percentage of average net
assets)



Management fees
0.12%
0.19%
0.75%
12b-1 fees **
0.35%
0.35%
1.00%
Other expenses#
0.49%
0.37%
0.15%
TOTAL FUND OPERATING EXPENSES
0.96%
0.91%
1.90%

EXAMPLE

     The following example is intended to assist an investor in understanding the various costs that an investor in class L shares of the Funds shown below will bear directly or indirectly. The example assumes
payment by each Fund of operating expenses at the levels set forth in the preceding table. See Purchase
of Shares, Redemption of Shares and Management of the Fund in the
 accompanying Prospectus for more
information.


Intermediate Maturity
California Municipals
Intermediate Maturity
New York Municipals
Large Capitalization
Growth Fund
An investor would pay the following
expenses
On a $1,000 investment, assuming (1)
5.00% annual return and (2)
redemption at the end of
Each time period:



1 year
30
29
39
3 years
40
39
69
5 years
63
60
112
10 years
127
121
230
An investor would pay the following
expenses
On the same investment, assuming the
same
Annual return and no redemption:



1 year
20
19
29
3 years
40
39
69
5 years
63
60
112
10 years
127
121
230
The example also provides a means for the investor to compare expense levels of funds with different fee
structures over varying investment periods. To facilitate such comparison, all funds are required to
utilize a 5.00% annual return assumption. However, each Funds actual return will vary and may be greater
or less than 5.00%. This example should not be considered a representation of past or future expenses and
actual expenses may be greater or less than those shown.


Purchase of Shares:
Until June 25, 1999 purchases of Class L shares by investors who were holders of Class C shares of any
Smith Barney Mutual Fund
on June 12,1998 will not be subject to the 1% front-end sales charge.

 Management fees for the Intermediate Maturity New York Municipals Fund (IMNYM) and Other expenses for the Intermediate Maturity California Municipals Fund (IMCM) have been restated to reflect the management fee waiver and reimbursement percentages currently in effect for the Funds. During the fiscal year ended November 30, 1997, the Funds investment adviser and administrator voluntarily waived portions of its fees and reimbursed the Funds for other expenses in the aggregate amount equal to 0.31% and 0.37% of the value of the average daily net assets thereby decreasing the amount paid by the IMNYM and the IMCM in respect of management fees to 0.19% and 0.00% , respectively, of the value of the average daily net assets, respectively. This had the effect of lowering the Funds overall expenses and increasing the returns available to investors.
  If MMC had not elected to waive fees and reimburse expenses, total operating expenses for Class L shares of IMNYM and
IMCM, respectively, for the fiscal year ended November 30, 1997, would have been 1.20%, and 1.33%, respectively, of the value of the Funds average daily net assets.
**Class L shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long term shareholders of Class L shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National
 Association of Securities Dealers, Inc.
# Other Expenses for the Large Capitalization Growth Fund have been estimated based on expenses the Fund has incurred during its fiscal year ended November 30, 1997.